CONSOLIDATED BALANCE SHEETS	Jan. 31, 2020 USD ($)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Current assets:
Cash and cash equivalents	$ 18,799,000
Restricted cash	15,005,000
Accounts receivable, less reserves of approximately $294 and $696 as of January 31, 2021 and January 31, 2020, respectively	193,024,000
Prepaid expenses and other current assets	36,422,000
Total Current Assets	263,250,000
Property and equipment, net	17,902,000
Goodwill	1,253,822,000
Intangible assets, net	434,985,000
Other assets	16,306,000
TOTAL ASSETS	1,986,265,000
Current liabilities:
Current maturities of long-term debt	981,998,000
Borrowings under accounts receivable facility	84,786,000
Loan amounts due to Predecessor parent company	2,188,938,000
Accrued interest due to Predecessor parent company	1,067,132,000
Accounts payable	14,947,000
Accrued compensation	24,576,000
Accrued expenses and other current liabilities	29,267,000
Deferred revenue	307,383,000
Total Current Liabilities	4,699,027,000
Deferred tax liabilities	37,623,000
Deferred revenue - non-current	3,787,000
Other long-term liabilities	7,572,000
Total long-term liabilities	48,982,000
Commitments and contingencies
Shareholders' equity (deficit):
Common stock value	138,000
Additional paid-in capital	83,000
Retained Earnings (Accumulated Deficit)	(2,761,499,000)
Accumulated other comprehensive loss	(466,000)
Total Stockholders' Equity	(2,761,744,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,986,265,000
Financial Designation, Predecessor and Successor [Fixed List]	Predecessor